Bonds Payable - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2017 TWD ($)	Aug. 31, 2017 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 36,522,155	$ 36,522,155	$ 1,221,068	$ 16,985,936
Unsecured Domestic Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount		$ 100,000
Bonds maturity period		3 years
Unsecured domestic bonds conversion price | $ / shares		$ 3
Annual interest rates of bonds		3.50%
Secured Domestic Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount	$ 250,000
Bonds maturity period	3 years
Secured domestic bonds conversion price | (per share)			$ 4.8	$ 0.2
Bonds redemption description	(1) if the closing price of AMPI's ordinary shares on the Taipei Exchange exceeds the conversion price by 30% or more for 30 consecutive business days after 3 months from the offering date and prior to 40 days before the maturity or (2) the outstanding amount of the bonds falls below 10% of the originally offered after 3 months from the offering date and prior to 40 days before the maturity.
Senior Unsecured International Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount					1,000
Bonds payable					300,000
Senior Unsecured International Corporate Bonds [Member] | Tranche A [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable					$ 200,000
Borrowings maturity			3 years	3 years
Annual interest rates of bonds			2.15%	2.15%	2.15%
Senior Unsecured International Corporate Bonds [Member] | Tranche B [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable					$ 100,000
Borrowings maturity			5 years	5 years
Annual interest rates of bonds			2.50%	2.50%	2.50%